RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE L – RELATED PARTY TRANSACTIONS

During the fiscal year ended March 31, 2021 and 2020, inventory purchases and other company expenses of approximately $1,206,000 and $999,000 respectively, were charged to credit card accounts of Harvey B. Grossblatt, the Company’s Chief Executive Officer and certain of his immediate family members. The Company subsequently reimbursed these charges in full. Mr. Grossblatt receives mileage benefits from these charges. The maximum amount outstanding and due to Mr. Grossblatt at any point during the fiscal year ended March 31, 2021 and 2020 amounted to $158,134 and $136,876, respectively, and the amount outstanding at March 31, 2021 and 2020 is $50,536 and $27,102, respectively.